Intangible Assets, Net - Amortization expenses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Intangible assets, net
2026	¥ 161,934
2027	141,673
2028	38,368
2029	37,190
2030 and thereafter	130,635
Finitelived intangible assets, net	¥ 509,800	¥ 232,777